Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Gross carrying amounts, beginning balance	$ 5,259,515	$ 4,929,768	$ 4,929,768
Gross carrying amounts, Foreign currency translation	(89,104)		329,747
Gross carrying amounts, ending balance	5,170,411		5,259,515
Accumulated amortization, beginning balance	4,450,808	3,373,462	3,373,462
Accumulated amortization, Amortization expense	430,462	400,000	820,468
Accumulated amortization, Foreign currency translation	(91,774)		256,878
Accumulated amortization, ending balance	4,789,496		4,450,808
Total amortized intangible assets, net	380,915		808,707
Software and Software Development Costs [Member]
Gross carrying amounts, beginning balance	4,315,870	4,045,285	4,045,285
Gross carrying amounts, Foreign currency translation	(73,117)		270,585
Gross carrying amounts, ending balance	4,242,753		4,315,870
Accumulated amortization, beginning balance	3,539,466	2,537,736	2,537,736
Accumulated amortization, Amortization expense	421,047		801,475
Accumulated amortization, Foreign currency translation	(75,977)		200,255
Accumulated amortization, ending balance	3,884,536		3,539,466
Total amortized intangible assets, net	358,217
Trademarks [Member]
Gross carrying amounts, beginning balance	943,645	884,483	884,483
Gross carrying amounts, Foreign currency translation	(15,987)		59,162
Gross carrying amounts, ending balance	927,658		943,645
Accumulated amortization, beginning balance	911,342	$ 835,726	835,726
Accumulated amortization, Amortization expense	9,415		18,993
Accumulated amortization, Foreign currency translation	(15,797)		56,623
Accumulated amortization, ending balance	904,960		$ 911,342
Total amortized intangible assets, net	$ 22,698